Stockholders' Equity / Members' Deficit and Noncontrolling Interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Noncontrolling Interest

As of June 30, 2025, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	77%	23%	100%
Entity 7	75%	25%	100%
Entity 8	70%	30%	100%
Entity 9	68%	32%	100%
Entity 10	67%	33%	100%
Entity 11	57%	43%	100%

As of December 31, 2024, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	78%	22%	100%
Entity 7	75%	25%	100%
Entity 8	70%	30%	100%
Entity 9	68%	32%	100%
Entity 10	67%	33%	100%
Entity 11	52%	48%	100%

As of December 31, 2024, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	78%	23%	101%
Entity 7	75%	25%	100%
Entity 8	70%	30%	100%
Entity 9	68%	32%	100%
Entity 10	67%	33%	100%
Entity 11	52%	48%	100%

As of December 31, 2023, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%

Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest

The change in the carrying value of the redeemable noncontrolling interest for the six months ended June 30, 2025 was as follows:

Balance as of December 31, 2024	$159,514
Net loss attributable to redeemable noncontrolling interest	(29,621)
Change in redemption value of redeemable noncontrolling interest	25,229
Balance as of June 30, 2025	$155,122

Changes in the carrying value of the redeemable noncontrolling interest for the period from January 1, 2024 through December 31, 2024 were as follows:

Balance as of December 27, 2023	$(42,431)
Net income attributable to redeemable noncontrolling interest	1,080
Change in redemption value of redeemable noncontrolling interest	5,826
Balance as of December 31, 2023	$(35,525)
Net loss attributable to redeemable noncontrolling interest	(73,384)
Change in redemption value of redeemable noncontrolling interest	268,423
Balance as of December 31, 2024	$159,514